UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Large Cap Value Fund

                                                                                     Shares      Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Common Stocks 96.2%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 3.8%

Specialty Retail
Lowe's Companies, Inc.                                                    585,000              37,621,350
The Gap, Inc.                                                             641,800              12,200,618
TJX Companies, Inc.                                                     1,311,000              27,413,010
                                                                                              -------------
                                                                                               77,234,978

Consumer Staples 5.8%

Food Products 3.2%
General Mills, Inc.                                                       728,675              33,606,491
Unilever NV (NY Shares)                                                   439,400              30,406,480
                                                                                              -------------
                                                                                               64,012,971

Household Products 2.6%
Colgate-Palmolive Co.                                                     408,200              21,430,500
Kimberly-Clark Corp.                                                      491,800              30,648,976
                                                                                              -------------
                                                                                               52,079,476

Energy 18.9%

Energy Equipment & Services 3.4%
Baker Hughes, Inc.                                                        351,200              20,633,000
Halliburton Co.                                                           760,800              47,146,776
                                                                                              -------------
                                                                                               67,779,776

Oil, Gas and Consumable Fuels 15.5%
Anadarko Petroleum Corp.                                                  226,500              20,582,055
Apache Corp.                                                              143,200              10,255,984
BP PLC (ADR)                                                              674,914              46,150,619
Chevron Corp.                                                           1,111,400              68,239,960
ExxonMobil Corp.                                                        1,660,930              99,489,707
Marathon Oil Corp.                                                        444,300              28,572,933
Royal Dutch Shell PLC (ADR) "A"*                                          636,100              41,321,056
                                                                                              -------------
                                                                                              314,612,314

Financials 24.4%

Banks 13.0%
AmSouth Bancorp.                                                          945,200              24,877,664
Bank of America Corp.                                                   1,320,320              56,813,370
BB&T Corp.                                                                518,800              21,047,716
PNC Financial Services Group                                              387,100              21,766,633
SunTrust Banks, Inc.                                                      347,000              24,387,160
US Bancorp                                                              1,200,300              35,072,766
Wachovia Corp.                                                            807,900              40,087,998
Wells Fargo & Co.                                                         677,300              40,380,626
                                                                                              -------------
                                                                                              264,433,933

Capital Markets 2.1%
Bear Stearns Companies, Inc. (a)                                          219,500              22,059,750
Merrill Lynch & Co., Inc.                                                 355,700              20,331,812
                                                                                              -------------
                                                                                               42,391,562

Diversified Financial Services 5.7%
Citigroup, Inc.                                                           847,430              37,092,011
Freddie Mac                                                               473,400              28,583,892
JPMorgan Chase & Co.                                                    1,469,060              49,786,443
                                                                                              -------------
                                                                                             115,462,346

Insurance 3.6%
Allstate Corp.                                                           177,700                9,988,517
American International Group, Inc.                                       604,700               35,798,240
Lincoln National Corp. (a)                                               533,300               26,446,347
                                                                                              -------------
                                                                                               72,233,104

Health Care 8.8%

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.                                              1,126,900              45,447,877

Pharmaceuticals 6.6%
Abbott Laboratories                                                       601,600              27,150,208
Bristol-Myers Squibb Co.                                                  959,700              23,483,859
Johnson & Johnson                                                         401,500              25,451,085
Pfizer, Inc.                                                              884,214              22,520,931
Wyeth                                                                     750,400              34,360,816
                                                                                              -------------
                                                                                              132,966,899

Industrials 9.2%

Aerospace & Defense 2.6%
Honeywell International, Inc.                                             954,500              36,538,260
L-3 Communications Holdings, Inc.                                         188,000              15,393,440
                                                                                              -------------
                                                                                               51,931,700

Air Freight & Logistics 0.5%
FedEx Corp.                                                               122,700              9,992,688

Commercial Services & Supplies 1.6%
Avery Dennison Corp.                                                      362,200              19,355,968
Pitney Bowes, Inc.                                                        292,500              12,650,625
                                                                                              -------------
                                                                                               32,006,593

Electrical Equipment 0.7%
Emerson Electric Co.                                                      228,200              15,353,296

Industrial Conglomerates 2.4%
General Electric Co.                                                      881,800              29,637,298
Textron, Inc.                                                             274,400              19,564,720
                                                                                              -------------
                                                                                               49,202,018

Machinery 1.4%
Dover Corp.                                                               300,100              12,214,070
Ingersoll-Rand Co., Ltd. "A"                                              196,600              15,653,292
                                                                                              -------------
                                                                                               27,867,362

Information Technology 19.4%

Communications Equipment 3.7%
Cisco Systems, Inc.*                                                    1,802,900              31,767,098
Nokia Oyj (ADR)                                                         2,786,700              43,946,259
                                                                                              -------------
                                                                                               75,713,357

Computers & Peripherals 4.4%
Hewlett-Packard Co.                                                     1,716,363              47,646,237
International Business Machines Corp.                                     520,800              41,986,896
                                                                                              -------------
                                                                                               89,633,133

IT Consulting & Services 3.1%
Automatic Data Processing, Inc.                                           930,900              39,795,975
First Data Corp.                                                          531,200              22,071,360
                                                                                              -------------
                                                                                               61,867,335

Semiconductors & Semiconductor Equipment 6.4%
Applied Materials, Inc.                                                 2,201,400              40,307,634
Intel Corp.                                                             2,078,700              53,464,164
Texas Instruments, Inc.                                                 1,064,000              34,771,520
                                                                                              -------------
                                                                                              128,543,318

Software 1.8%
Microsoft Corp.                                                         1,338,000              36,661,200

Materials 2.2%

Chemicals 0.7%
PPG Industries, Inc.                                                      238,000              14,989,240

Containers & Packaging 1.5%
Sonoco Products Co.                                                     1,027,500              29,211,825

Telecommunication Services 1.9%

Diversified Telecommunication Services
SBC Communications, Inc.                                                  722,400              17,395,392
Verizon Communications, Inc.                                              663,500              21,703,085
                                                                                              -------------
                                                                                               39,098,477

Utilities 1.8%

Electric Utilities
Progress Energy, Inc.                                                     607,900              26,498,361
Southern Co.                                                              295,400              10,161,760
                                                                                              -------------
                                                                                               36,660,121
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,623,321,670)                                                   1,947,386,899

-----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 0.7%
-----------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.61%  (b) (c)
  (Cost $14,610,010)                                                   14,610,010              14,610,010

-----------------------------------------------------------------------------------------------------------
    Cash Equivalents 4.2%
-----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (d)
  (Cost $85,158,238)                                                   85,158,238              85,158,238

                                                                                  % of
                                                                               Net Assets       Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 1,723,089,918)                                   101.1   2,047,155,147
Other Assets and Liabilities, Net                                                    (1.1)    (22,484,281)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0   2,024,670,866

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

(a) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $14,303,971 which is 0.7% of net assets.

(b) Represents collateral held in connection with securities lending.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Cap Value Fund, a series of
                                    Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Large Cap Value Fund, a series of
                                    Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005